Note 3 - Cash, Cash Equivalents and Term Deposits - Schedule of Cash, Cash Equivalents and Term Deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Cash at bank and on hand	$ 30,395,000	$ 33,347,000
Term deposits (less than 90 days), interest rate
Term deposits (less than 90 days)	$ 130,000,000	50,000,000
Cash and cash equivalents	160,395,000	83,347,000	$ 75,424,000
Term deposits		$ 55,000,000
Bottom of range [member]
Statement Line Items [Line Items]
Cash at bank and on hand, interest rate	0.00%
Term deposits (less than 90 days), interest rate	1.57%
Top of range [member]
Statement Line Items [Line Items]
Cash at bank and on hand, interest rate	1.70%
Term deposits (less than 90 days), interest rate	1.75%